Significant Accounting Policies - Narratives (Details) ¥ in Thousands, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)
Significant Accounting Policies
Restricted cash	¥ 23,525	¥ 15,000
Investment income	45,197	6,423	¥ 628
Allowance for credit losses	1,200	¥ 2,300	100
Long-term bank deposits	¥ 52,492
Interest-free loans maturity term (in years)	5 years	5 years
Interest free loans amortization term (in years)	5 years
Impairment long-lived assets	¥ 0	¥ 0	0
Insurance distribution services, payment term (in days)	30 days
Term of majority insurance policies (in months)	12 months
Refund period (in months)	1 month
System services, payment term (in days)	30 days
Government subsidy	¥ 10,000	¥ 3,000	¥ 6,200
Government Assistance, Nonoperating Income, Increase (Decrease), Statement of Income or Comprehensive Income [Extensible Enumeration]	Others, net	Others, net	Others, net
Minimum contribution to statutory surplus fund (as a percentage)	10.00%
Maximum contribution to statutory surplus fund (as a percentage)	50.00%
Minimum contribution to general reserve fund (as a percentage)	10.00%
Maximum contribution to general reserve fund (as a percentage)	50.00%
Statutory reserves	¥ 230,033	¥ 80,975	¥ 0
Cash and cash equivalents	860,455	1,904,674	¥ 863,118
PRC subsidiaries and the VIE
Significant Accounting Policies
Cash and cash equivalents	¥ 682,600	¥ 1,625,300
Cash and cash equivalent (in percentage)	79.30%	85.30%		79.30%	79.30%	85.30%	85.30%
Denominated in US dollars
Significant Accounting Policies
Cash at bank	¥ 177,000	¥ 315,500		$ 25.2		$ 43.9
Denominated in HKD
Significant Accounting Policies
Cash at bank	700				$ 0.8		$ 0.0
Denominated in RMB
Significant Accounting Policies
Cash at bank	682,700	1,589,200
National Administration of Financial Regulation
Significant Accounting Policies
Restricted cash	15,000	¥ 15,000
Foreign exchange settlement contracts
Significant Accounting Policies
Restricted cash	¥ 8,400